BENEFIT PLAN (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Defined contribution benefit plan expense	$ 0.9	$ 0.6	$ 0.2